FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2011	2010	2009

Interest income	$421	$266	$34
Bank fees	(15)	(15)	(42)
Change in fair value of funding arrangement	(113)	(97)	-
Funding arrangements issuance expenses	(463)	(228)	-
Derivatives transactions loss (gain)	134	(15)	(41)
Exchange rate differences	(270)	330	114

Net income (expense)	$(306)	$241	$65